Cash (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of Cash	Cash consisted of the following:
	As of December 31, 2018	As of December 31, 2017

Cash on hand	$-	$78,675
Cash in banks	1,578,828	27,086,587
Total cash	$1,578,828	$27,165,262